Subsequent events (Details Narrative) - USD ($)	Apr. 30, 2026	May 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Feb. 27, 2025	Feb. 26, 2025	May 31, 2024
Subsequent Event [Line Items]
Ordinary shares par value						$ 0.0001	$ 1	$ 1
Share capital subscription			$ 472,424
Share capital							$ 50,000	$ 50,000
Ordinary shares divided							50,000	50,000
Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares			14,675,400		10,550,400
Ordinary shares par value			$ 0.0016	$ 0.0016		$ 0.0001
Share capital						$ 50,000
Ordinary shares divided			28,125,000	28,125,000		450,000,000
Common Class B [Member]
Subsequent Event [Line Items]
Issuance of shares			5,449,600		5,449,600
Ordinary shares par value			$ 0.0016	$ 0.0016		$ 0.0001
Ordinary shares divided			3,125,000	3,125,000		50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share capital		$ 50,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares	9,400,000
Share price	$ 0.35
Private investment	$ 3,800,000
Ordinary shares par value	$ 0.0001	$ 0.0016
Ordinary shares divided		28,125,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Issuance of shares	1,428,571
Share price	$ 0.35
Ordinary shares par value	$ 0.0001	$ 0.0016
Ordinary shares divided		3,125,000
Subsequent Event [Member] | Short Video Drama Purchase Agreement [Member]
Subsequent Event [Line Items]
Acquisition of premium film and television IP	$ 800,000
Subsequent Event [Member] | Short Video Drama Purchase Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares	2,285,714
Share price	$ 0.35